Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2021
Organization and Summary of Significant Accounting Policies [Line Items]
Date of incorporation	Dec. 29, 2020
Net loss	$ (3,223)	$ (2,547)
Cash used in operating activities	(9,082)	(3,184)
Government subsidies	2,820
Cash	7,648	9,072
Working capital	$ 8,591
Percentage of owned subsidiary	80.00%
Government subsidies related to income	$ 2,820	4,592
Subsidies related to assets	171	129
Government subsidies receivable	1,368	1,684
Accounts receivable	4,068	3,578
Reserve for uncollectible amount	$ 448	454
Amortization years	5 years
Goodwill impairment charges		138
Advertising cost	2,231	$ 262
Liquidity [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Working capital	2,542
Series of Individually Immaterial Business Acquisitions [Member] | Princeston International (S) Pte. Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest			100.00%
Series of Individually Immaterial Business Acquisitions [Member] | CSG Industries Pte Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest			80.00%
Series of Individually Immaterial Business Acquisitions [Member] | Third Party [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Percentage of interest transfer			49.00%
Cash [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Cash used in operating activities	$ 9,082
One Customer [Member] | Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage		10.40%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage		12.10%
Other Intangible Assets [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Amortization years	3 years